MFS® INVESTMENT MANAGEMENT

500 Boylston Street, Boston, Massachusetts 02116-3741

617 - 954-5000

December 29, 2011

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

MFS® Series Trust XII (the “Trust”), (File Nos. 333-126328 and 811-21780) on behalf of MFS® Equity Opportunities Fund (formerly, MFS® Sector Rotational Fund; Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 24 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 20 to the above-captioned Registration statement, except in the case of the Part C, which has been marked against Post-Effective Amendment No. 22.

This Amendment is being filed for the purpose of reflecting changes to the fund’s name and related investment strategies, which became effective August 1, 2011.

If you have any questions concerning the foregoing, please call Karen Schorfheide-Ray at (617) 954-5801.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

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